Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Changes in Accrued Product Warranty Costs	Accrued product warranty costs are included in accrued expenses in the accompanying consolidated balance sheets and the changes for the years ended December 31, 2020 and 2019 are summarized as follows:

	Years ended December 31
	2020	2019
	(Millions of yen)
Balance at beginning of year	15,846	17,318
Additions	11,355	15,945
Utilization	(10,657)	(14,488)
Other	(2,244)	(2,929)

Balance at end of year	14,300	15,846